Business Acquisition of China Management Software Institute	12 Months Ended
May 31, 2014
Business Combinations [Abstract]
Business Acquisition of China Management Software Institute
3.	BUSINESS ACQUISITION OF CHINA MANAGEMENT SOFTWARE INSTITUTE

On September 1, 2012, the Group acquired a 100% equity interest in CMSI, which was mainly focused on providing software and computer education training service in China for a total consideration of US$18,000 within three years by installments and a present value of US$17,455. As of May 31, 2014, the Group has paid US$13,406 in total. The unpaid portion of consideration was US$4,594 and would be paid in the year ending May 31, 2015. The Group intended to use its land and building to expand current business of another school. The software and computer education training service of CMSI would be terminated when current students graduated. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The purchase price was allocated as at the date of acquisition as follows:

		Amortization
	US$	period
Cash	68
Other current assets	14
Buildings	16,095	23.3-45.3 years
Property, plant and equipment	103	1-5 years
Land use right	1,008	38.5 years
Intangible assets
Student base	110	1.75 years
Goodwill	1,829
Other current liabilities	(45)
Deferred tax liabilities	(1,727)

Total	17,455